OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INVESTMENTS
Schedule of other investments

			December 31,
	Annual interest rate	Maturity date
			2011	2010
Investments in ordinary shares (Related parties) (Note 22)	—	—	$9,498	$9,763
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche (Note 22)	6%	2015	92,700	91,503
Promissory notes of Sistema (Note 22)	0.0%	2017	19,209	20,293
Promissory notes of Sistema (Note 22)	0.0%	on demand	—	4,162
Other	—	—	2,035	2,861

Total other investments			$123,442	$128,582